Expense by Nature - Summary of Expenses by Nature (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Employee benefit expenses	¥ 6,471,149	¥ 7,700,664	¥ 11,316,549
Loan origination and servicing expenses	1,451,324	2,324,484	3,218,379
Outsourcing service expenses	734,668	932,223	1,099,267
Depreciation of right-of-use assets	209,151	283,645	427,358
Taxes and surcharges	237,039	208,258	325,539
Depreciation of property and equipment	49,831	104,439	185,222
Audit fees	158,861	68,301	47,521
Amortization of intangible assets	14,608	39,766	11,022
Others	1,459,535	1,979,948	3,206,198
Total sales and marketing expenses, general and administrative expenses, operation and servicing expenses, technology and analytics expenses	¥ 10,786,166	¥ 13,641,728	¥ 19,837,055